Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary equity, shares authorized	80,000	80,000	80,000
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, stated value	$ 10.00	$ 10.00	$ 10.00
Temporary equity, shares issued	28,175	5,300	0
Temporary equity, shares outstanding	28,175	5,300	0
Preferred stock, shares authorized	337,500	337,500	337,500
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	829,518	522,006	4,851
Common Stock, Shares, Outstanding	829,518	522,006	4,851
Series A Preferred Stock [Member]
Preferred stock, shares authorized	150,000	150,000	150,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	150,000	150,000	1,334
Preferred stock, shares outstanding	150,000	150,000	1,334